Accounting Policies - Narrative (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest	$ (3,738)	$ (3,995)		$ (3,481)	$ (2,539)		$ (2,808)
Maturities of short term investments	3 months	3 months
AOCI Attributable to Parent
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest	$ (848)	$ (1,070)		(700)	(31)	$ 90	(557)
Retained Earnings
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest	$ (1,884)	(1,874)		$ (1,741)	$ (1,488)		(1,248)
Cumulative Effect, Period of Adoption, Adjustment
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest		5					(3)
Cumulative Effect, Period of Adoption, Adjustment | AOCI Attributable to Parent
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest							90
Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest		$ 5					(93)
Equity securities
Significant Accounting Policies [Line Items]
Available-for-sale securities, equity securities							593
Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment | AOCI Attributable to Parent
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest							(90)
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment | Retained Earnings
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest			$ 5
Limited partnerships and similar investments | Accounting Standards Update 2016-01 | Cumulative Effect, Period of Adoption, Adjustment
Significant Accounting Policies [Line Items]
Stockholders' equity, including portion attributable to noncontrolling interest							$ 3